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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment: [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Iorio
Title:   Managing Member
Phone:   203-742-6000

Signature, Place and Date of Signing:

   /s/ Matthew Iorio        Greenwich, Connecticut        November 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $411,213
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number                   Name
    ----  ---------------------------   --------------------

    1     028-13295                     White Elm Capital Partners, L.P.

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
                                                   SHARE /
                 TITLE OF            MARKET VALUE    PRN    SHARE / PUT /   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER    CLASS      CUSIP   (USD)(X1000)  AMOUNT     PRN   CALL    DISCRETION   MANAGERS   SOLE    SHARED NONE
ALTISOURCE
 PORTFOLIO
 SOLNS S         REG SHS   L0175J104    14,067      163,095   SH          Shared-Defined    1       163,095
APPLE INC        COM        37833100    14,009       21,000   SH          Shared-Defined    1        21,000
ASML HOLDING N   NY REG
 V               SHS       N07059186    13,216      246,200   SH          Shared-Defined    1       246,200
AUTOZONE INC     COM       053332102    10,443       28,250   SH          Shared-Defined    1        28,250
BROADSOFT INC    COM       11133B409    11,881      289,642   SH          Shared-Defined    1       289,642
CARTER INC       COM       146229109     9,567      177,684   SH          Shared-Defined    1       177,684
CHIPOTLE
 MEXICAN
 GRILL INC       COM       169656105     4,287       13,500   SH          Shared-Defined    1        13,500
CROWN CASTLE
 INTL CORP       COM       228227104    12,314      192,105   SH          Shared-Defined    1       192,105
DAVITA INC       COM       23918K108    20,247      195,415   SH          Shared-Defined    1       195,415
DOMINOS PIZZA
 INC             COM       25754A201     8,104      214,973   SH          Shared-Defined    1       214,973
ELLIE MAE INC    COM       28849P100     2,469       90,670   SH          Shared-Defined    1        90,670
FIRST CASH FINL
 SVCS INC        COM       31942D107    16,102      349,966   SH          Shared-Defined    1       349,966
GOLAR LNG LTD
 BERMUDA         SHS       G9456A100    42,779    1,108,551   SH          Shared-Defined    1     1,108,551
GOLAR LNG        COM UNIT
 PARTNERS LP     LPI       Y2745C102    10,518      328,284   SH          Shared-Defined    1       328,284
GOOGLE INC       CL A      38259P508     4,904        6,500   SH          Shared-Defined    1         6,500
GUIDEWIRE
 SOFTWARE INC    COM       40171V100     4,952      159,500   SH          Shared-Defined    1       159,500
HMS HLDGS CORP   COM       40425J101     5,282      158,200   SH          Shared-Defined    1       158,200
LIBERTY GLOBAL
 INC             COM SER A 530555101    14,056      231,373   SH          Shared-Defined    1       231,373
LIBERTY GLOBAL
 INC             COM SER C 530555309    18,786      332,418   SH          Shared-Defined    1       332,418
MASTERCARD
 INC             CL A      57636Q104    19,752       43,750   SH          Shared-Defined    1        43,750
MELLANOX
 TECHNOLOGIES
 LTD             SHS       M51363113    16,417      161,700   SH          Shared-Defined    1       161,700
MICHAEL KORS
 HLDGS LTD       SHS       G60754101    18,006      338,592   SH          Shared-Defined    1       338,592
NATIONSTAR
 MTG HLDGS
 INC             COM       63861C109     2,674       80,600   SH          Shared-Defined    1        80,600
OCWEN FINL
 CORP            COM NEW   675746309     9,296      339,130   SH          Shared-Defined    1       339,130
SBA
 COMMUNICATIONS
 CORP            COM       78388J106    27,594      438,700   SH          Shared-Defined    1       438,700
SIRIUS XM RADIO
 INC             COM       82967N108    22,213    8,576,271   SH          Shared-Defined    1     8,576,271
TERADATA CORP
 DEL             COM       88076W103     9,924      131,600   SH          Shared-Defined    1       131,600
TRANSDIGM
 GROUP INC       COM       893641100    17,831      125,684   SH          Shared-Defined    1       125,684
VERISK
 ANALYTICS INC   CL A      92345Y106     8,817      185,200   SH          Shared-Defined    1       185,200
VISA INC         COM CL A  92826C839    20,706      154,200   SH          Shared-Defined    1       154,200